Financial Instruments and Fair Value Measurements (Q2) - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets:
Total assets	$ 21,489	$ 56,548	$ 105,526
Liabilities:
Derivative liability		759	2,829
Total liabilities		759	2,829
Money market funds
Assets:
Money market funds	21,489	56,548	105,526
Level 1
Assets:
Total assets	21,489	56,548	105,526
Liabilities:
Derivative liability		0	0
Total liabilities		0	0
Level 1 | Money market funds
Assets:
Money market funds	21,489	56,548	105,526
Level 2
Assets:
Total assets	0	0	0
Liabilities:
Derivative liability		0	0
Total liabilities		0	0
Level 2 | Money market funds
Assets:
Money market funds	0	0	0
Level 3
Assets:
Total assets	0	0	0
Liabilities:
Derivative liability		759	2,829
Total liabilities		759	2,829
Level 3 | Money market funds
Assets:
Money market funds	$ 0	$ 0	$ 0